Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2023	$ 9,924
2024	7,017
2025	4,433
2026	3,055
2027	2,071
Thereafter	4,706
Total lease payments	31,206
Less: imputed interest	(4,065)
Total	$ 27,141